EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Warrants and Rights Note Disclosure [Abstract]
Stockholders Equity Note Disclosure [Text Block]
NOTE 9  — EQUITY

Warrants

The Company has issued warrants and options outside of the equity incentive plans. A summary of the warrant and option activity is as follows:

	Number of Options/ Warrants (in Shares)	Weighted Average Exercise Price
Warrants Outstanding January 1, 2013	594,285	$25.90
Granted	209,346	6.08
Exercised	—	—
Forfeited or Expired	—	—
Warrants Outstanding, June 30, 2013	803,631	11.56
Exercisable, June 30, 2013	803,631	$11.56

For every $350 of principal amount of Bridge Loan advanced by a loan note holder, the loan note holder was issued a warrant for one underlying share with an exercise price of $0.35 per share. The warrants are exercisable for a period of five years from issue and are fully vested on the date of issuance. The warrants were issued in connection with the Bridge Loan and were recorded as a debt discount of $336,000 against the Bridge Loan. The Company used the following weighted average assumptions in the Black Scholes model to calculate the fair value of the warrants:

Six Months Ended June 30, 2013
Exercise price	$0.35
Volatility	104.4%
Risk-free interest rate	0.68%
Expected dividend yield	0%
Expected term (years)	5.00

The risk-free rate is based on the rate for the U.S. Treasury note over the expected term of the warrants. The expected term is the full term of the warrant. Expected volatility is based on the average of the weekly share price changes over the shorter of the expected term or the period from the placement on AIM to the date of the grant.

The modification of the existing options with MBTH (refer to Note 6 — Convertible Notes Payable) was considered an induced conversion. The Company calculated the value of the options immediately prior to the amendment compared to the value of the option with the amended terms. The Company used the following assumptions in the Black Scholes Model to calculate the fair value of the warrants:

	January 16, 2013
	Original Terms	Amended Terms
Exercise price	$17.50 $35.00	$13.30
Volatility	140%	140%
Risk-free interest rate	0.27%	0.27%
Expected dividend yield	0%	0%
Expected term (years)	3	3

The Company agreed to award MBTH an option for 142,857 common shares with an exercise price equal to $8.75 per share. The warrants are exercisable for a period of five years from issuance and are fully vested on the date of issuance. The Company used the following assumptions in the Black Scholes model to calculate the fair value of the warrants:

January 16, 2013
Exercise price	$8.75
Volatility	139.9%
Risk-free interest rate	0.75%
Expected dividend yield	0%
Expected term (years)	5

The Company agreed to award MBTH an option for 42,857 common shares with an exercise price equal to $0.35 per share. The warrants are exercisable for a period of five years from issuance and are fully vested on the date of issuance. The Company used the following assumptions in the Black Scholes model to calculate the fair value of the warrants:

January 16, 2013
Exercise price	$0.35
Volatility	137.7%
Risk-free interest rate	0.88%
Expected dividend yield	0%
Expected term (years)	5.00

The risk-free rate is based on the rate for the U.S. Treasury note over the expected term of the warrants. The expected term is the full term of the warrant. Expected volatility is based on the average of the weekly share price changes over the shorter of the expected term or the period from the placement on AIM to the date of the grant.

8 — EQUITY

(a) Stock Options — Equity Incentive Plans:

The Company’s stock option plans provide for the grant of options to purchase shares of common stock to officers, directors, other key employees and consultants. The purchase price may be paid in cash or “net settled” in shares of the Company’s common stock. In a net settlement of an option, the Company does not require a payment of the exercise price of the option from the optionee, but reduces the number of shares of common stock issued upon the exercise of the option by the smallest number of whole shares that has an aggregate fair market value equal to or in excess of the aggregate exercise price for the option shares covered by the option exercised. Options generally vest over a three year period from the date of grant and expire ten years from the date of grant.

A summary of the Company’s historical stock option plan activity as of December 31, 2012 is as follows:

	Options	Options	Shares	Shares	Options
Plan Name	Authorized	Granted	Exercised	Forfeited/Expired	Outstanding
2004	142,857	142,857	67,460	2,858	72,539
2005	142,857	142,857	10,000	58,572	74,285
2006	314,285	310,142	6,304	65,624	238,214
2007	28,571	25,714	—	4,285	21,429
2009	285,714	336,285	10,041	31,809	294,435
Total	914,284	957,855	93,805	163,148	700,902

Under ASC 718, the weighted average grant date fair value of options granted was $15.75 and $8.40 for options granted in 2012 and 2011, respectively. Each option is estimated on the date of grant, using the Black-Scholes model and the following assumptions (all in weighted averages):

	2012	2011
Exercise price	$16.45	$8.40
Volatility	145%	152%
Risk-free interest rate	1.42%	2.11%
Expected dividend yield	0%	0%
Expected term (years)	9.2	6.0

The risk-free rate is based on the rate for the U.S. Treasury note over the expected term of the option. The expected term for employees represents the period of time that options granted are expected to be outstanding using the simplified method, for non-employee options the expected term is the full term of the option. Expected volatility is based on the average of the weekly share price changes over the shorter of the expected term or the period from the placement on AIM to the date of the grant.

A summary of the status of the Company’s stock option plans for the years ended December 31, 2012 and 2011 is as follows:

	Number of
	Options	Weighted Average
	(in Shares)	Exercise Price
Options Outstanding January 1, 2011	499,868	$52.50
Granted	183,885	9.10
Exercised	9,380	7.00
Forfeited or Expired	20,477	88.20
Options outstanding, December 31, 2011	653,896	39.90
Exercisable, December 31, 2011	443,728	$53.90
Options Outstanding, January 1, 2012	653,896	$39.90
Granted	71,000	16.45
Exercised	660	7.70
Forfeited or Expired	23,333	22.40
Options outstanding, December 31, 2012	700,903	38.15
Exercisable, December 31, 2012	513,603	$47.60

Summary information regarding the options outstanding and exercisable at December 31, 2012 is as follows:

	Outstanding			Exercisable
		Weighted Average
	Number	Remaining	Weighted	Number	Weighted
Range of Exercise	Outstanding	Contractual Life	Average	Exercisable	Average
Prices	(in shares)	(in years)	Exercise Price	(in shares)	Exercise Price
$1.05 – 8.05	143,587	8.15	$7.35	55,640	$7.35
8.05 – 23.80	286,388	5.04	14.00	189,416	13.65
35.00 – 70.00	244.142	3.22	68.60	241,761	68.95
122.50 – 272.80	26,786	4.02	179.90	26,786	179.90
	700,903			513,603

Under the provisions of ASC 718, the Company recorded approximately $554,000 and $924,000 of stock based compensation expense for the years ended December 31, 2012 and 2011, respectively. Stock based compensation for employees was approximately $371,000 and $701,000 and stock based compensation expense for non-employees was approximately $183,000 and $223,000 for the years ended December 31, 2012 and 2011, respectively. As of December 31, 2012 and 2011, there was approximately $1.6 million and $1.4 million, respectively, of unrecognized compensation cost related to non-vested options under the plans.

In 2012, the Company received proceeds of $2,000 from 238 options exercised and did not receive any proceeds during 2011 because all options exercised during 2011 were net settled through cashless exercises. In 2012, 422 options were net settled through cashless exercises. The intrinsic value of options exercised in 2012 and 2011 were $5,000 and $180,000, respectively. The intrinsic value of options exercisable at December 31, 2012 and 2011 was $996,000 and $924,000, respectively. The total fair value of shares vested during 2012 and 2011 was $619,000 and $111,000, respectively.

Deferred tax benefits recognized from the timing difference of recognizing stock based compensation expense per the financial statements compared to the income tax return has been fully reserved for as the Company is in a net loss position. No windfall tax benefits have been recognized for the exercise of stock options. The Company will recognize the windfall tax benefits when they reduce income taxes payable in accordance with GAAP.

(b) Warrants:

The Company has issued warrants, outside of the equity incentive plans, at exercise prices equal to or greater than market value of the Company’s common stock at the date of issuance.

A summary of the warrant and option activity is as follows:

	Number of Options/
	Warrants	Weighted Average
	(in Shares)	Exercise Price
Warrants Outstanding January 1, 2011	43,446	$11.90
Granted	585,714	25.90
Exercised	—	—
Forfeited or Expired	—	—
Warrants Outstanding, December 31, 2011	629,160	24.85
Exercisable, December 31, 2011	585,714	$25.90
Warrants Outstanding, January 1, 2012	629,160	$24.85
Granted	8,571	35.00
Exercised	—	—
Forfeited or Expired	43,446	—
Warrants Outstanding, December 31, 2012	594,285	25.90
Exercisable, December 31, 2012	594,285	$25.90

Summary information regarding the warrants and options as of December 31, 2012 is as follows:

		Weighted Average
	Number	Remaining
	Outstanding	Contractual Life
Exercise Price	(in shares)	(in years)
$8.05	14,285	2.28
$17.50	285,714	3.10
$35.00	294,285	3.13

The Company issued a warrant to purchase 8,571 common shares of the Company to a non-employee on March 28, 2012. The warrant was fully vested on the date of issuance and the Company recorded stock based compensation expense for non-employees of $143,000. The Company used the following assumptions in the Black Scholes model to calculate the fair value of the warrant on March 28, 2012:

2012
Exercise price	$35.00
Volatility	149%
Risk-free interest rate	1.13%
Expected dividend yield	0%
Expected term (years)	5.00

The risk-free rate is based on the rate for the U.S. Treasury note over the expected term of the warrant. The expected term for non-employee warrants is the full term of the warrant. Expected volatility is based on the average of the weekly share price changes over the shorter of the expected term or the period from the placement on AIM to the date of the grant.

The Company cancelled a warrant to purchase 43,446 common shares of the Company to the non-employee on March 22, 2012. Pursuant to an agreement, warrants issued to the non-employee upon inception of engagement were to be performance based. Pursuant to a mutual agreement with the Company, these warrants will not be exercised and have been cancelled. The cumulative compensation expense of $194,000 was reversed during 2012 upon cancelation.

During the years ended December 31, 2011 and 2010, the Company recognized stock based compensation expense attributable to this warrant of $96,000 and $95,000, respectively for a total of $194,000 of cumulative compensation expense.

The Company issued a warrant to purchase 14,285 shares of the Company’s common stock on April 14, 2011 at an exercise price of $8.05 per share. The warrant was fully vested on the date of issuance and the Company recorded consulting fee expense of $108,000. The Company issued options to purchase 285,714 shares of the Company’s common stock at an exercise price of $35.00 per share and 285,714 shares of the Company’s common stock at an exercise price of $17.50 per share that were fully vested upon issuance. The 571,428 shares were issued in connection with the February 2011 Convertible Note and met the criteria to be classified as equity instruments under GAAP. Refer to the discussion of the February 2011 Convertible Note in Note 6 above for the treatment of the 571,428 options. Please see the subsequent event footnote below for modification of the exercise prices.

(c) Stock repurchase plan:

On March 23, 2011, the Company’s Board of Directors authorized a share repurchase program to repurchase a total of up to one million in value of common stock up to such number of shares as represents 10% of the Company’s issued and outstanding share capital.